Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 21,438	$ 7,495	$ 125,029
Prepaid expenses	1,741	30,549	9,223
Other current assets	0	0	24,542
Total Current Assets	23,179	38,044	158,794
Property and Equipment
Property and equipment, net	1,522	2,366	6,573
Assets under construction	919,138	846,285	970,847
Property and Equipment	920,660	848,651	977,420
Total Assets	943,839	886,695	1,136,214
Current Liabilities
Accounts payables and accrued expense	7,441,617	5,631,270	5,079,984
Current portion - capital lease obligation	0	0	2,530
Due to related party	320,568	36,822	0
Notes payable - related party, net	2,949,380	1,886,000	507,082
Convertible notes payable -related party- net	87,500	0	0
Notes payable, net	591,350	300,000	300,000
Convertible notes payable - net	50,000	49,129	0
Total Current Liabilities	11,440,415	7,903,221	5,889,596
Notes payable - related party, net	50,000	1,045,644	2,806,014
Notes payable, net	158,334	602,067	594,432
Notes payable, convertible	80,000	0	44,940
Total Liabilities	11,728,749	9,550,932	9,334,982
Commitments and Contingencies (see Note 10)	0	0	0
Stockholders' deficiency
Preferred Stock, $0.001 par value; 5,000,000 shares authorized, 0 and 0 shares issued and outstanding, respectively	0	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized, 118,190,179 and 94,343,776 shares issued and outstanding, respectively	118,191	94,344	82,623
Additional paid-in capital	52,822,560	44,352,962	38,722,035
Accumulated deficit	(63,725,661)	(53,111,543)	(47,003,426)
Total Stockholders' Deficiency	(10,784,910)	(8,664,237)	(8,198,768)
Total Liabilities and Stockholders' Deficiency	$ 943,839	$ 886,695	$ 1,136,214